VOYA EQUITY TRUST

Supplement dated July 23, 2019

Voya Large Cap Value Fund

Voya Large-Cap Growth Fund

Voya MidCap Opportunities Fund

(each a “Fund” and collectively the “Funds”)

to Voya Large Cap Value Fund’s and Voya MidCap Opportunities Fund’s

Class A, Class C, Class I, Class O, Class R, Class R6, Class T and Class W Prospectus, and

to the Funds’ Class P3 Prospectus and related Summary Prospectuses to Voya Large-Cap Growth Fund’s Class A, Class C, Class I, Class R, Class R6,

Class T and Class W Prospectus, and to the Fund’s Class P3 Prospectus

and related Summary Prospectuses

each dated September 28, 2018

(each a “Prospectus” and collectively the “Prospectuses”)

1.	Voya Large Cap Value Fund

Effective August 1, 2019, Kristy Finnegan no longer serves as a Portfolio Manager for the Fund. Effective August 1, 2019, the Fund’s Prospectuses are hereby revised as follows:

a)	All references to Kristy Finnegan as a Portfolio Manager for the Fund are hereby deleted in their entirety.

b)	The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Prospectuses is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Vincent, CFA	James Dorment, CFA
Portfolio Manager (since 06/13)	Portfolio Manager (since 12/15)

2.	Voya Large-Cap Growth Fund

Effective August 1, 2019, Kristy Finnegan is added as a Portfolio Manager for the Fund. Effective August 1, 2019, the Fund’s Prospectuses are hereby revised as follows:

The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Fund’s Prospectuses, is deleted in its entirety and replaced with the following:

Portfolio Managers
Jeffrey Bianchi, CFA	Kristy Finnegan, CFA
Portfolio Manager (since 01/09)	Portfolio Manager (since 08/19)
Michael Pytosh
Portfolio Manager (since 04/12)

3.	Voya MidCap Opportunities Fund

Effective August 1, 2019, Kristy Finnegan is added as a Portfolio Manager for the Fund. Effective August 1, 2019, the Fund’s Prospectuses are hereby revised as follows:

The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Fund’s Prospectuses, is deleted in its entirety and replaced with the following:

Portfolio Managers
Jeffrey Bianchi, CFA	Kristy Finnegan, CFA
Portfolio Manager (since 07/05)	Portfolio Manager (since 08/19)
Michael Pytosh
Portfolio Manager (since 04/12)

4.	The following paragraph is included in the sub-section entitled “Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Large-Cap Growth Fund” and “Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya MidCap Opportunities Fund” of the Funds’ Prospectuses:

Kristy Finnegan, CFA, Portfolio Manager on Voya IM’s global equity team for the large cap growth and mid cap growth strategies. Ms. Finnegan joined Voya IM in November 2001 as an analyst covering the technology sector and later covering the consumer sectors. Prior to joining Voya IM, she was an investment banking analyst at SunTrust Equitable Securities in Nashville, Tennessee where she focused on deals primarily in the education and health care sectors.

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